CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 803	$ 715
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	71	78
2-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	192	209
5+ Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 540	$ 428